EMPLOYEE BENEFITS (10K)	12 Months Ended
Dec. 31, 2014
EMPLOYEE BENEFITS [Abstract]
EMPLOYEE BENEFITS
NOTE 20.	EMPLOYEE BENEFITS

Effective October 3, 2012, we established the RLJ Entertainment 401(k) Plan, a defined contribution 401(k) plan for the benefit of employees meeting certain eligibility requirements.  Under the plan, participants may contribute a portion of their earnings on a pre-tax basis.  Employee contributions are forwarded to the plan administrator and invested in various funds at the discretion of the employee.  RLJE matches a portion of those contributions based upon the employee’s compensation status in accordance with the U.S. Internal Revenue Code.  Our U.S. sponsor plan contributes up to four percent depending on the employee’s contribution beginning one month after the date of hire.  Our U.K. and Australia subsidiaries sponsor plans contribute between three to seven percent and nine percent, respectively, to employees beginning after a probationary period of three months to one year.

During the years ended December 31, 2014 and 2013, we incurred compensation expenses of $539,000 and $560,000, respectively, related to these plans.